SP Funds S&P World (ex-US) ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Aerospace/Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	27,015	$ 194,549

Airlines - 0.1%
Ryanair Holdings PLC - ADR	2,528	147,913

Apparel - 0.7%
adidas AG - ADR	3,582	330,833
Asics Corp. - ADR	7,338	218,012
Eclat Textile Co. Ltd.	5,322	56,976
Hermes International SCA - ADR	3,510	619,480
Shenzhou International Group Holdings Ltd. - ADR	18,291	99,869
		1,325,170

Auto Manufacturers - 1.3%
BYD Co. Ltd. - ADR	84,294	1,004,785
BYD Co. Ltd. - Class A	9,707	137,774
Ferrari NV	1,213	474,649
Kia Corp.	2,524	233,510
Li Auto, Inc. - Class A (a)	27,270	185,704
NIO, Inc. - Class A (a)	41,897	207,412
Subaru Corp. - ADR	12,012	101,261
Suzuki Motor Corp. - ADR	5,005	260,460
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)	10,090	51,418
		2,656,973

Auto Parts & Equipment - 0.8%
Bridgestone Corp. - ADR	23,828	295,229
Contemporary Amperex Technology Co. Ltd. - Class A	7,683	450,103
Contemporary Amperex Technology Co. Ltd. - Class H	4,397	349,053
Denso Corp. - ADR	19,789	242,217
Fuyao Glass Industry Group Co. Ltd. - Class H (b)	13,795	104,497
Hyundai Mobis Co. Ltd.	557	185,966
LG Energy Solution Ltd. (a)	372	85,583
		1,712,648

Banks - 0.9%
Abu Dhabi Islamic Bank PJSC	33,058	190,996
Al Rajhi Bank	65,324	1,088,009
Alinma Bank	33,374	207,593
Bank AlBilad	16,714	109,439
Dubai Islamic Bank PJSC	66,019	130,679
		1,726,716

Beverages - 0.2%
Arca Continental SAB de CV	11,102	126,579
Coca-Cola Femsa SAB de CV - ADR	1,090	118,014
Nongfu Spring Co. Ltd. - Class H (b)	41,303	230,597
		475,190

Biotechnology - 0.8%
3SBio, Inc. (b)	42,100	89,766

BeOne Medicines Ltd. - ADR (a)	1,643	519,204
CSL Ltd. - ADR	19,600	424,144
Genmab AS (a)	606	173,356
Innovent Biologics, Inc. (a)(b)	32,341	357,576
Samsung Biologics Co. Ltd. (a)(b)	84	87,494
		1,651,540

Building Materials - 0.8%
Anhui Conch Cement Co. Ltd. - ADR	5,329	62,403
Geberit AG - ADR	3,262	214,933
Kingspan Group PLC - ADR	1,539	143,235
Mitsubishi Electric Corp. - ADR	10,766	782,257
Nibe Industrier AB - Class B (a)	15,555	62,187
Sika AG - ADR	16,313	366,390
Svenska Cellulosa AB SCA - Class B	5,928	67,265
		1,698,670

Chemicals - 1.9%
Air Liquide SA - ADR	32,188	1,266,908
Chandra Asri Pacific Tbk PT	295,848	35,514
DSM-Firmenich AG	2,508	269,455
Givaudan SA - ADR	4,088	327,367
Nitto Denko Corp. - ADR	7,066	150,365
Novonesis Novozymes B - ADR	3,358	218,404
SABIC Agri-Nutrients Co.	5,274	172,593
Saudi Arabian Mining Co. (a)	30,326	457,050
Saudi Basic Industries Corp.	20,054	264,859
Shin-Etsu Chemical Co. Ltd. - ADR	40,314	720,008
		3,882,523

Coal - 0.3%
China Shenhua Energy Co. Ltd. - ADR	19,283	427,697
China Shenhua Energy Co. Ltd. - Class A	16,339	110,637
		538,334

Commercial Services - 1.5%
Brambles Ltd. - ADR	6,821	187,236
Dai Nippon Printing Co. Ltd. - ADR	8,852	79,580
Experian PLC - ADR	9,274	351,485
Intertek Group PLC - ADR	1,553	121,150
New Oriental Education & Technology Group, Inc. - ADR	3,094	182,206
Recruit Holdings Co. Ltd. - ADR	74,375	1,165,456
RELX PLC - ADR	18,457	653,747
SGS SA - ADR	16,303	192,701
Wolters Kluwer NV - ADR	2,336	182,675
		3,116,236

Computers - 2.1%
Advantech Co. Ltd.	11,336	197,474
Asia Vital Components Co. Ltd.	7,595	545,203
Asustek Computer, Inc.	16,047	402,180
CGI, Inc.	2,002	146,434
Elm Co.	547	98,753
Fujitsu Ltd. - ADR	17,330	396,337
Hygon Information Technology Co. Ltd. - Class A	3,926	161,170
Infosys Ltd. - ADR	78,586	945,390
Lite-On Technology Corp.	50,095	323,954
Logitech International SA	1,500	152,179

Nomura Research Institute Ltd. - ADR	4,329	127,056
Obic Co. Ltd.	3,104	88,212
Wipro Ltd. - ADR	69,635	137,877
Wiwynn Corp.	2,580	430,279
		4,152,498

Cosmetics/Personal Care - 1.8%
Beiersdorf AG - ADR	4,837	90,017
Essity AB - Class B	6,061	176,112
Giant Biogene Holding Co. ltd (b)	10,864	42,644
Haleon PLC - ADR	44,837	442,541
Kao Corp. - ADR	28,538	194,061
L'Oreal SA - ADR	11,594	1,032,562
Shiseido Co. Ltd. - ADR	4,034	79,591
Unicharm Corp. - ADR	25,838	80,356
Unilever PLC - ADR	21,833	1,384,430
		3,522,314

Distribution/Wholesale - 0.3%
AddTech AB - Class B	2,364	85,887
Pop Mart International Group Ltd. (b)	15,285	316,943
Toromont Industries Ltd.	768	115,442
		518,272

Electric - 0.3%
Abu Dhabi National Energy Co. PJSC	76,621	55,492
ACWA Power Co. (a)	5,065	253,014
Dubai Electricity & Water Authority PJSC	205,202	153,086
Origin Energy Ltd.	17,010	128,550
		590,142

Electrical Components & Equipment - 3.3%
ABB Ltd.	15,559	1,529,265
Delta Electronics, Inc.	44,091	2,237,360
Fortune Electric Co. Ltd.	5,055	110,269
Fujikura Ltd.	16,568	434,113
Legrand SA - ADR	13,309	401,932
Schneider Electric SE - ADR	27,261	1,828,668
		6,541,607

Electronics - 4.2%
Assa Abloy AB - ADR	20,206	373,811
Bizlink Holding, Inc.	3,858	250,682
BYD Electronic International Co. Ltd.	17,357	51,972
Celestica, Inc. (a)	1,116	369,020
Chroma ATE, Inc.	9,057	588,499
Delta Electronics Thailand PCL	105,092	874,914
E Ink Holdings, Inc.	21,252	124,281
Elite Material Co. Ltd.	7,398	1,086,157
Foxconn Industrial Internet Co. Ltd. - Class A	26,008	218,547
Gold Circuit Electronics Ltd.	8,028	196,980
Halma PLC - ADR	1,866	178,968
Hoya Corp. - ADR	3,362	515,798
Jentech Precision Industrial Co. Ltd.	2,038	217,238
Kyocera Corp.	13,883	321,822
Lotes Co. Ltd.	2,036	116,859
Micro-Star International Co. Ltd.	16,313	71,674
Murata Manufacturing Co. Ltd. - ADR	37,974	882,896

Samsung Electro-Mechanics Co. Ltd.	533	426,938
SCREEN Holdings Co. Ltd.	1,914	151,461
Shimadzu Corp.	2,775	71,351
Silergy Corp.	7,594	97,043
TDK Corp.	19,544	369,216
Tripod Technology Corp.	10,335	117,999
Unimicron Technology Corp.	30,886	752,105
		8,426,231

Energy-Alternate Sources - 0.1%
Vestas Wind Systems AS - ADR	31,039	276,868

Engineering & Construction - 0.7%
Aena SME SA (b)	7,325	224,853
Airports of Thailand PCL	97,585	186,301
AtkinsRealis Group, Inc.	1,580	97,862
Grupo Aeroportuario del Centro Norte SAB de CV	6,059	80,686
Grupo Aeroportuario del Sureste SAB de CV - ADR	353	97,294
Samsung C&T Corp.	851	209,810
Skanska AB - Class B	3,545	99,104
Stantec, Inc.	1,045	73,694
United Integrated Services Co. Ltd.	3,807	129,574
WSP Global, Inc.	1,280	156,272
		1,355,450

Environmental Control - 0.2%
Waste Connections, Inc.	2,554	427,545

Food - 2.0%
Ajinomoto Co., Inc. - ADR	9,525	295,751
Almarai Co. JSC	11,028	136,253
Bid Corp. Ltd.	7,572	207,142
BIM Birlesik Magazalar AS	19,762	162,276
Chocoladefabriken Lindt & Spruengli AG	1	117,545
Chocoladefabriken Lindt & Spruengli AG	10	115,197
Kerry Group PLC - ADR	1,539	147,436
Nestle SA - ADR	26,050	2,603,698
Orkla ASA - ADR	7,568	84,535
SD Guthrie Bhd	85,089	136,800
Want Want China Holdings Ltd.	105,022	45,268
		4,051,901

Forest Products & Paper - 0.1%
UPM-Kymmene Oyj - ADR	5,309	143,502

Hand/Machine Tools - 0.4%
Fuji Electric Co. Ltd.	1,510	135,471
Makita Corp. - ADR	2,793	89,828
NIDEC CORP - ADR (a)	44,323	175,076
Schindler Holding AG	397	124,932
Techtronic Industries Co. Ltd. - ADR	2,770	231,046
		756,353

Healthcare-Products - 1.3%
Alcon AG	5,018	343,485
Cochlear Ltd. - ADR	1,285	53,944
Coloplast AS - ADR	12,588	84,340

EssilorLuxottica SA - ADR	5,860	557,520
Fisher & Paykel Healthcare Corp. Ltd.	5,577	133,355
FUJIFILM Holdings Corp. - ADR	25,365	297,785
Lifco AB - Class B (a)	2,257	76,653
Olympus Corp.	11,609	132,695
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	2,065	48,623
Siemens Healthineers AG - ADR	5,842	124,902
Smith & Nephew PLC - ADR	4,327	136,560
Sonova Holding AG - ADR	2,500	136,575
Straumann Holding AG - ADR	11,365	140,301
Sysmex Corp. - ADR	4,812	47,976
Terumo Corp. - ADR	15,078	219,083
		2,533,797

Healthcare-Services - 0.8%
Bangkok Dusit Medical Services PCL	108,579	62,431
Dr Sulaiman Al Habib Medical Services Group Co.	2,277	142,483
ICON PLC (a)	779	127,417
IHH Healthcare Bhd	70,523	144,101
Lonza Group AG - ADR	7,049	490,540
WuXi AppTec Co. Ltd. - Class H (b)	9,764	200,096
Wuxi Biologics Cayman, Inc. - ADR (a)	40,771	402,817
		1,569,885

Home Builders - 0.0% (c)
Sekisui Chemical Co. Ltd.	4,011	67,133

Home Furnishings - 0.2%
Haier Smart Home Co. Ltd. - ADR	13,277	151,624
Midea Group Co. Ltd. - Class A	12,550	162,930
Midea Group Co. Ltd. - Class H	10,045	127,266
		441,820

Household Products/Wares - 0.3%
Henkel AG & Co. KGaA - ADR	4,016	82,348
Reckitt Benckiser Group PLC - ADR	33,078	464,746
		547,094

Internet - 6.1%
Alibaba Group Holding Ltd. - ADR	53,443	6,533,407
Allegro.eu SA (a)(b)	23,927	287,534
Autotrader Group PLC - ADR	36,079	61,948
CAR Group Ltd.	3,583	65,405
JD.com, Inc. - ADR	31,671	1,045,460
Kanzhun Ltd. - ADR	8,333	135,661
MakeMyTrip Ltd. (a)	1,556	88,614
Meitu, Inc. (b)	68,288	41,104
Meituan - ADR (a)	64,136	1,521,947
PDD Holdings, Inc. - ADR (a)	17,868	1,582,390
Trend Micro, Inc. - ADR	1,264	50,560
Trip.com Group Ltd. (a)	13,807	645,134
Vipshop Holdings Ltd. - ADR	5,092	78,111
		12,137,275

Iron/Steel - 0.2%
BlueScope Steel Ltd.	4,352	100,013
Fortescue Ltd. - ADR	8,531	220,100
		320,113

Leisure Time - 0.2%
Amadeus IT Group SA - ADR	4,548	281,430
Shimano, Inc. - ADR	8,258	103,721
		385,151

Lodging - 0.1%
H World Group Ltd. - ADR	3,822	163,161

Machinery-Construction & Mining - 2.2%
Epiroc AB - ADR	6,295	161,215
HD Hyundai Electric Co. Ltd.	160	76,762
Hitachi Ltd. - ADR	45,853	1,499,393
Metso Oyj	7,083	131,286
Mitsubishi Heavy Industries Ltd.	34,004	803,838
Sandvik AB - ADR	10,849	405,319
Siemens Energy AG - ADR	36,842	1,257,417
		4,335,230

Machinery-Diversified - 1.8%
Atlas Copco AB - ADR	15,841	293,217
Atlas Copco AB - ADR	25,261	536,796
Daifuku Co. Ltd. - ADR	7,751	143,083
Ebara Corp.	4,111	143,501
FANUC Corp. - ADR	18,877	383,581
Hexagon AB - ADR	20,867	204,914
Keyence Corp.	2,014	1,026,448
Kone Oyj - ADR	7,814	225,199
SMC Corp. - ADR	12,314	267,953
WEG SA	33,520	312,989
		3,537,681

Media - 0.1%
Pearson PLC - ADR	6,589	111,618
Thomson Reuters Corp.	1,269	124,399
		236,017

Metal Fabricate/Hardware - 0.1%
SKF AB - ADR	3,315	90,466
Tenaris SA - ADR	1,588	91,040
		181,506

Mining - 4.7%
Agnico Eagle Mines Ltd.	5,065	734,810
Amman Mineral Internasional PT (a)	314,391	71,635
Antofagasta PLC	3,424	168,417
BHP Group Ltd. - ADR	25,161	2,125,853
Boliden AB - ADR	1,343	135,361
Cameco Corp.	4,341	374,362
CMOC Group Ltd. - Class H	82,539	177,781
Gold Fields Ltd. - ADR	20,572	666,944
Grupo Mexico SAB de CV - Class B	70,842	850,452
Impala Platinum Holdings Ltd. - ADR	20,706	227,766
Ivanhoe Mines Ltd. - Class A (a)	6,839	49,092
Kinross Gold Corp.	12,250	282,225
Norsk Hydro ASA - ADR	13,330	122,636
Northam Platinum Holdings Ltd.	7,805	111,356

Pan American Silver Corp.	4,250	182,863
Press Metal Aluminium Holdings Bhd	84,540	164,674
Rio Tinto Ltd.	3,737	447,693
Rio Tinto PLC - ADR	10,766	1,042,687
South32 Ltd. - ADR	9,076	144,308
Southern Copper Corp.	1,866	341,012
Valterra Platinum Ltd.	6,024	451,224
Wheaton Precious Metals Corp.	4,570	496,727
		9,369,878

Miscellaneous Manufacturing - 0.3%
Airtac International Group	3,266	133,898
Alfa Laval AB - ADR	2,843	168,562
Diploma PLC	1,297	127,766
Indutrade AB	2,519	63,054
Sunny Optical Technology Group Co. Ltd. - ADR	1,514	107,933
		601,213

Office-Business Equipment - 0.1%
Canon, Inc. - ADR	9,068	252,725

Oil & Gas - 2.1%
ADNOC Drilling Co. PJSC	58,304	92,390
ARC Resources Ltd.	5,612	134,134
Canadian Natural Resources Ltd.	21,026	1,000,903
Cenovus Energy, Inc.	13,864	417,743
Imperial Oil Ltd.	1,549	200,685
Neste Oyj - ADR	8,795	155,671
PTT Exploration & Production PCL	31,578	140,903
Saudi Arabian Oil Co. (b)	129,779	915,071
Suncor Energy, Inc.	12,105	812,321
Tourmaline Oil Corp.	3,652	161,169
Turkiye Petrol Rafinerileri AS	20,569	127,786
		4,158,776

Pharmaceuticals - 8.0%
Astellas Pharma, Inc. - ADR	18,309	251,383
AstraZeneca PLC	15,690	2,661,652
Celltrion, Inc.	1,607	210,442
Chugai Pharmaceutical Co. Ltd. - ADR	13,009	281,125
CSPC Pharmaceutical Group Ltd.	181,333	198,408
Daiichi Sankyo Co. Ltd. - ADR	19,059	307,612
Dr Reddy's Laboratories Ltd. - ADR	13,851	164,134
Eisai Co. Ltd.	2,812	85,265
Galderma Group AG	1,825	396,445
GSK PLC - ADR	20,555	1,062,488
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	10,259	82,224
Merck KGaA - ADR	6,542	216,998
Novartis AG - ADR	18,475	2,884,871
Novo Nordisk AS - ADR	32,080	1,510,326
Orion Oyj - Class B	1,044	97,415
Otsuka Holdings Co. Ltd. - ADR	10,334	355,572
Roche Holding AG - ADR	56,841	3,107,498
Roche Holding AG	279	123,663
Sandoz Group AG - ADR	4,359	355,171
Sanofi SA - ADR	21,903	943,581
Shionogi & Co. Ltd. - ADR	16,111	145,644
Sigma Healthcare Ltd.	58,255	120,291

Sino Biopharmaceutical Ltd.	226,824	145,496
UCB SA - ADR	2,350	302,022
		16,009,726

Pipelines - 0.1%
Adnoc Gas PLC	157,501	141,514
Petronas Gas Bhd	22,055	94,664
		236,178

Real Estate - 0.5%
Aldar Properties PJSC	86,026	174,029
Daito Trust Construction Co. Ltd. - ADR	12,523	65,620
Emaar Properties PJSC	141,037	422,404
FirstService Corp.	406	57,150
KE Holdings, Inc. - Class A	45,310	250,888
		970,091

Retail - 2.9%
Alibaba Health Information Technology Ltd. (a)	132,352	60,593
ANTA Sports Products Ltd. - ADR	1,035	260,613
Associated British Foods PLC - ADR	3,059	86,631
Cie Financiere Richemont SA - ADR	54,112	1,279,208
Clicks Group Ltd. - ADR	2,605	70,035
Dollarama, Inc.	2,784	378,986
Fast Retailing Co. Ltd. - ADR	21,048	1,029,247
H & M Hennes & Mauritz AB - ADR	24,355	88,141
Industria de Diseno Textil SA - ADR	45,035	735,872
JD Health International, Inc. (a)(b)	23,305	117,096
JUMBO SA	2,506	69,775
Laopu Gold Co. Ltd. - Class H	1,023	42,373
Li Ning Co. Ltd. - ADR	2,047	98,604
MatsukiyoCocokara & Co.	3,792	60,360
Moncler SpA	2,284	129,028
Mr Price Group Ltd.	5,833	59,936
Nitori Holdings Co. Ltd. - ADR	8,782	70,256
Pan Pacific International Holdings Corp. - ADR	13,513	152,156
Raia Drogasil SA	29,598	108,240
Ryohin Keikaku Co. Ltd.	5,575	146,251
Wesfarmers Ltd. - ADR	23,012	719,815
		5,763,216

Semiconductors - 37.1% (d)
Advantest Corp. - ADR	7,559	1,494,188
Alchip Technologies Ltd.	1,794	169,858
ARM Holdings PLC - ADR (a)	1,370	328,375
ASM International NV	456	420,350
ASML Holding NV	3,880	6,402,458
ASPEED Technology, Inc.	714	320,665
Cambricon Technologies Corp. Ltd. - Class A	1,146	187,842
Disco Corp. - ADR	9,829	350,895
eMemory Technology, Inc.	1,358	103,996
Global Unichip Corp.	1,976	232,640
Infineon Technologies AG - ADR	13,113	934,039
King Yuan Electronics Co. Ltd.	26,840	185,611
Lasertec Corp. - ADR	4,048	186,856
MediaTek, Inc.	36,521	4,017,208
Novatek Microelectronics Corp.	13,813	221,818
Realtek Semiconductor Corp.	11,594	245,017

Samsung Electronics Co. Ltd.	48,574	8,943,449
SK hynix, Inc.	5,315	6,404,692
STMicroelectronics NV	6,341	333,265
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	98,889	39,975,878
Tokyo Electron Ltd. - ADR	9,807	1,641,398
United Microelectronics Corp. - ADR	55,804	1,061,950
Vanguard International Semiconductor Corp.	23,801	111,571
		74,274,019

Shipbuilding - 0.1%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	400	107,877
Yangzijiang Shipbuilding Holdings Ltd.	64,811	197,896
		305,773

Software - 1.5%
Constellation Software, Inc.	191	408,861
Dassault Systemes SE - ADR	6,779	157,612
Descartes Systems Group, Inc. (a)	782	58,687
Kingdee International Software Group Co. Ltd. (a)	64,774	68,808
Pro Medicus Ltd.	527	60,040
Sage Group PLC - ADR	2,337	123,090
SAP SE - ADR	10,299	1,891,103
TOTVS SA	11,364	69,629
WiseTech Global Ltd.	1,789	45,611
Xero Ltd. (a)	1,583	77,828
		2,961,269

Telecommunications - 2.5%
Accton Technology Corp.	11,570	760,737
Advanced Info Service PCL	24,321	276,768
CELCOMDIGI BHD	77,552	56,553
Chunghwa Telecom Co. Ltd. - ADR	8,579	365,551
Etihad Etisalat Co.	8,540	141,329
Far EasTone Telecommunications Co. Ltd.	40,279	130,861
Hellenic Telecommunications Organization SA - ADR	7,861	90,213
Nokia Oyj - ADR	54,037	493,898
Saudi Telecom Co.	42,448	487,607
Singapore Telecommunications Ltd. - ADR	7,280	257,348
Taiwan Mobile Co. Ltd.	39,833	138,656
Telefonaktiebolaget LM Ericsson - ADR	29,579	290,170
Telekom Malaysia Bhd	55,592	105,430
Xiaomi Corp. - ADR (a)	78,295	1,434,364
		5,029,485

Toys/Games/Hobbies - 0.0% (c)
Sanrio Co. Ltd.	10,379	82,947

Transportation - 1.1%
Canadian National Railway Co.	5,561	706,596
Canadian Pacific Kansas City Ltd.	9,095	807,292
Kawasaki Kisen Kaisha Ltd.	6,530	116,882
Kuehne + Nagel International AG - ADR	2,599	132,419
SITC International Holdings Co. Ltd.	29,535	148,699
TFI International, Inc.	768	103,683
ZTO Express Cayman, Inc.	9,526	226,925
		2,242,496
TOTAL COMMON STOCKS (Cost $164,949,979)		198,602,800

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares		Value
REITs - Warehouse & Industry - 0.2%
Goodman Group	20,579		430,286
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $446,898)			430,286

TOTAL INVESTMENTS - 99.5% (Cost $165,396,877)			199,033,086
Other Assets in Excess of Liabilities - 0.5%		0.00463	926,208
TOTAL NET ASSETS - 100.0%			$ 199,959,294

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $3,066,689 or 1.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

SP Funds S&P World (ex-US) ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 198,602,800	$ –	$ –	$ 198,602,800
Real Estate Investment Trusts	430,286	–	–	430,286
Total Investments	$ 199,033,086	$ –	$ –	$ 199,033,086

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of July 31, 2026
(% of Net Assets)
Taiwan	$ 56,131,658	28.1%
Japan	20,686,373	10.3
South Korea	16,972,523	8.5
Switzerland	15,737,103	7.9
China	12,470,371	6.1
United Kingdom	8,988,397	4.5
Canada	8,878,957	4.4
Hong Kong	7,164,509	3.6
Netherlands	7,005,483	3.5
France	6,808,263	3.4
Australia	5,273,289	2.7
Germany	4,927,657	2.5
Saudi Arabia	4,474,053	2.1
Sweden	3,378,234	1.6
Ireland	2,499,876	1.4
Denmark	2,263,294	1.1
South Africa	1,794,403	0.8
Thailand	1,541,317	0.8
United Arab Emirates	1,360,590	0.7
India	1,336,015	0.7
Mexico	1,273,025	0.6
Finland	1,246,971	0.6
Spain	1,242,155	0.6
Singapore	902,482	0.5
United States	860,216	0.4
Malaysia	702,222	0.4
Italy	603,677	0.3
Brazil	490,858	0.3
Turkey	484,611	0.3
Belgium	302,022	0.2
Poland	287,534	0.2
New Zealand	211,183	0.1
Norway	207,171	0.1
Chile	168,417	0.1
Greece	159,988	0.1
Indonesia	107,149	0.0 (a)
Luxembourg	91,040	0.0 (a)
Other Assets in Excess of Liabilities	926,208	0.5
	$ 199,959,294	100.0%

(a)	Represents less than 0.05% of net assets.